Chapter 11 Emergence (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Schedule of Components of Reorganization Items, Net	The following table summarizes the components of reorganization items included in our Condensed Consolidated Statements of Operations for the period January 1, 2021 through February 5, 2021:

	Predecessor
	Noble	Finco
	Period From January 1, 2021 through February 5, 2021	Period From January 1, 2021 through February 5, 2021
Professional fees (1)	$(28,739)	$(8,095)
Adjustments for estimated allowed litigation claims	77,300	—
Write-off of unrecognized share-based compensation	(4,406)	(4,406)
Gain on settlement of liabilities subject to compromise	2,556,147	2,556,147
Loss on fresh start adjustments	(2,348,251)	(2,348,251)

Total Reorganization items, net	$252,051	$195,395

(1)
Payments of $44.2 million and $7.2 million related to professional fees have been presented as cash outflows from operating activities in our Condensed Consolidated Statements of Cash Flows for the period January 1, 2021 through February 5, 2021 for Noble and Finco, respectively.

The following table summarizes the components of reorganization items included in our Consolidated Statements of Operations for the year ended December 31, 2020:

	Noble	Finco
	December 31, 2020	December 31, 2020
Adjustments for estimated litigation claims (1)	(57,000)	4,500
Write-off of debt financing costs and discount	45,469	45,469
Professional fees (1)	37,296	2,644
Revision of estimated claims	(1,835)	(1,835)

Total Reorganization items, net	$23,930	$50,778

(1)
Payments of $25.6 million and $5.0 million related to professional fees and the first installment payment for the previously disclosed patent infringement settlement with Transocean Ltd. (“Transocean”) have been presented as cash outflows from operating activities in our Consolidated Statements of Cash Flows for the year ended December 31, 2020 for Noble and Finco, respectively.

Schedule Of Components Of Liabilities Subject To Compromise
The following table summarizes the components of liabilities subject to compromise included on our Consolidated Balance Sheet as of December 31, 2020:

	Noble	Finco
	December 31, 2020	December 31, 2020
4.900% Senior Notes due August 2020	$62,535	$62,535
4.625% Senior Notes due March 2021	79,936	79,936
3.950% Senior Notes due March 2022	21,213	21,213
7.750% Senior Notes due January 2024	397,025	397,025
7.950% Senior Notes due April 2025	450,000	450,000
7.875% Senior Notes due February 2026	750,000	750,000
6.200% Senior Notes due August 2040	393,596	393,596
6.050% Senior Notes due March 2041	395,002	395,002
5.250% Senior Notes due March 2042	483,619	483,619
8.950% Senior Notes due April 2045	400,000	400,000
2017 Credit Facility	545,000	545,000
Litigation	93,000	8,000
Accrued and unpaid interest	110,301	110,301
Accounts payable and other liabilities	37,447	37,359
Lease liabilities	20,969	20,969

Total consolidated liabilities subject to compromise	$4,239,643	$4,154,555